THE PHOENIX-ENGEMANN FUNDS

                        Supplement dated July 29, 2002 to
              Statement of Additional Information dated May 1, 2002


The disclosure concerning PEPCO's agreement to limit the Funds' Other Operating Expenses found in the Statement of Additional Information dated May 1, 2002 is hereby amended as described below.

Under the heading "Administrative Services", the last paragraph and the table following that paragraph within that section on page 25 are replaced with the following:

         PEPCO has voluntarily agreed to waive, when necessary, a portion of its financial agent fee so that Other Operating Expenses do not exceed the limits shown in the table below. For the Small & Mid-Cap Growth Fund, Other Operating Expenses are defined as operating expenses excluding management fees and 12b-1 fees. For the three other funds, Other Operating Expenses are defined as operating expenses excluding management fees, 12b-1 fees and fiduciary fees (defined as legal, trustee and audit fees).

     ----------------------------- ---------------- ------------------ -----------------
     FUND                          1ST $50 MILLION  NEXT $450 MILLION  OVER $500 MILLION
     ----------------------------- ---------------- ------------------ -----------------
     Balanced Return Fund            0.50%             0.40%              0.30%
     ----------------------------- ---------------- ------------------ -----------------
     Focus Growth Fund               0.50%             0.40%              0.30%
     ----------------------------- ---------------- ------------------ -----------------
     Nifty Fifty Fund                0.50%             0.40%              0.30%
     ----------------------------- ---------------- ------------------ -----------------
     Small & Mid-Cap Growth Fund     0.50%             0.40%              0.30%
     ----------------------------- ---------------- ------------------ -----------------


                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
               THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE
                                   REFERENCE.



PXP 2011B/caps (07/02)